Segment Reporting - Reconciliation of segment operating loss to net loss (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segment reporting
Segment operating loss	$ (97,239)	$ (45,703)
Interest expense	(242)	(511)
Income tax expense	(1,859)	(2,032)
Net income	$ (99,340)	$ (48,246)